       THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED JANUARY 13, 1999

                               The Munder Funds
                       Supplement Dated August 10, 1999
                     to Prospectus Dated October 27, 1998
                          Class A, B and C Shares of:

Munder Balanced Fund, Munder Growth & Income Fund, Munder Growth Opportunities
 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder
    Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder
Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund
               and Munder Framlington International Growth Fund

     CHANGE OF INVESTMENT OBJECTIVE AND POLICIES FOR MICRO-CAP EQUITY FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Munder Micro-Cap Equity Fund from long term capital appreciation to capital appreciation and approved certain changes to the Fund's investment policies, as set forth below. The description of the Munder Micro-Cap Equity Fund in the prospectus is hereby deleted in its entirety and replaced with the following:

   GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation. It invests primarily in Equity Securities of small capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization within the market capitalization range of companies included in the Wilshire Micro-Cap Index. As of the date of this Supplement, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

   The Advisor will choose companies that:

  . present the ability to grow significantly

  . may benefit from changes in technology, regulations and industry sector trends

   .are still in the developmental stage and may have limited product lines.

   There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies.

   PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

             CHANGE OF INVESTMENT POLICY FOR SMALL-CAP VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment policy of the Munder Small-Cap Value Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the second paragraph of the description of the Munder Small-Cap Value Fund in the prospectus is hereby deleted and replaced with the following:

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations within the market capitalization range of companies included in the Russell 2000 Index. As of the date of this Supplement, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

                WHAT ARE THE RISKS OF INVESTING IN THE FUNDS ?

   The Boards of Directors/Trustees of The Munder Funds have approved the following addition to the above-referenced provision of the prospectus:

   The Funds may from time to time engage in short-term trading in Equity Securities, including initial public offerings. Such short-term trading may result in increased transaction costs and expenses and the realization of short-term capital gains and losses.

         RESTRICTIONS ON EXCESSIVE PURCHASE AND EXCHANGE TRANSACTIONS

   The Funds have determined to institute the following amendment to their policies concerning purchase and exchange transactions in order to limit excessive trading in shares of the Funds:

   The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

   Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy. Please see "How Can I Exchange Shares?" in the prospectus for additional information concerning exchanges.

          CHANGE OF INVESTMENT ADVISOR FOR INTERNATIONAL EQUITY FUND

   Effective August 3, 1999, the Board of Directors of The Munder Funds, Inc. has approved World Asset Management, Inc. ("WAM") as investment advisor to the Fund.

   WAM, with its principal offices at 255 East Brown Street, Birmingham, Michigan 48009-6208, is a wholly-owned subsidiary of Munder Capital Management. As of June 30, 1999, WAM had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

   WAM is entitled to receive an annual fee equal to 0.75% of the International Equity Fund's average daily net assets.

                ADDITION OF CO-MANAGER FOR GROWTH & INCOME FUND

   Geoffrey A. Wilson has been appointed co-manager of the Growth & Income Fund. Mr. Wilson is a Senior Portfolio Manager of the Advisor and has managed individual, foundation and endowment portfolios in the Advisor's Private Management Group since 1985.

              ADDITION OF CO-MANAGER FOR MULTI-SEASON GROWTH FUND

   John P. Richardson has been appointed co-manager of the Multi-Season Growth Fund. Mr. Richardson, Senior Partner & Director of Equity Portfolio Management, has managed equity and balanced portfolios since joining the Advisor in 1985.

                 PORTFOLIO MANAGEMENT OF SMALL-CAP VALUE FUND

   Edward Eberle and Brian Wall jointly manage the Fund. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995).

                      PORTFOLIO MANAGEMENT OF VALUE FUND

   Gerald Seizert and John S. Adams jointly manage the Fund. Mr. Seizert, a Chief Investment Officer-Equities of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Adams is a Senior Portfolio Manager of the Advisor and has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the advisor since 1987.

                               CHANGE OF ADDRESS

   Please send your Account Application, exchange order or redemption request by mail to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

                                FUND HIGHLIGHTS

   The "FUND HIGHLIGHTS--What Are the Key Facts Regarding the Funds? --What are the options for investment in the Funds?" section in the prospectus is hereby deleted in its entirety and replaced with the following:

Q: What are the options for investment in the Funds?

A:Each Fund, other than the NetNet Fund, offers five different investment options, or classes: Class A, B, C, K and Y. The NetNet Fund offers four different investment options, or classes: Class A, B, C and Y. Class K and Y shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses.

                                  Maximum Front                     Maximum
       Class   Rule 12b-1 Fees*  End Sales Load**                   CDSC***
       -----   ----------------  -----------------                  --------
      Class A       0.25%             5.5%                           None+
      Class B         1%              None                            5%
      Class C         1%              None         1%, if redeemed within 1 year of purchase

-------
  *An annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets.
 **A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.
***A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.
  +A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within one year of purchase.

   (i) If you invest over $250,000, you must buy Class A or Class C Shares.
(ii) Class B Shares convert automatically to Class A Shares after six years. Due to the level of Rule 12b-1 fees and the CDSC on Class B Shares versus Class A or Class C Shares, both (i) and (ii) are to your economic benefit.

                            FUND OPERATING EXPENSES

   The "FUND OPERATING EXPENSES" section in the prospectus with respect to the Munder NetNet Fund is hereby deleted and replaced with the following:

                                                         NetNet Fund
                                                   ---------------------------
ANNUAL FUND OPERATING EXPENSES                     Class A   Class B   Class C
(as a % of average net assets)                     Shares    Shares    Shares
------------------------------                     -------   -------   -------
Advisory Fees.....................................  1.00%     1.00%     1.00%
12b-1 Fees........................................   .25%     1.00%     1.00%
Other Expenses....................................   .31%**    .31%**    .31%**
                                                    ----      ----      ----
Total Fund Operating Expenses.....................  1.56%**   2.31%**   2.31%**
                                                    ====      ====      ====

-------
**The Advisor has voluntarily reimbursed the Fund for certain operating expenses. In the absence of such expense reimbursements, the total fund operating expenses would be 2.12%--Class A Shares, 2.60%--Class B Shares and 2.60%--Class C Shares.

                                    EXAMPLE

   The "EXAMPLE" section in the prospectus is hereby deleted in its entirety and replaced with the following:

   This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return, (2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time periods. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                                                                          Growth Opportunities
                              Balanced Fund       Growth & Income Fund            Fund
                         ----------------------- ----------------------- -----------------------
                         Class A Class B Class C Class A Class B Class C Class A Class B Class C
                         Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption............  $ 66    $ 71    $ 30    $ 67    $ 71    $ 30    $ 69    $ 73    $ 32
 . No Redemption.........  $ 66    $ 20    $ 20    $ 67    $ 20    $ 20    $ 69    $ 22    $ 22
3 Years
 . Redemption............  $ 90    $ 93    $ 60    $ 91    $ 94    $ 61    $ 97    $100    $ 67
 . No Redemption.........  $ 90    $ 60    $ 60    $ 91    $ 61    $ 61    $ 97    $ 67    $ 67
5 Years
 . Redemption............  $116    $127    $104    $117    $128    $105     --      --      --
 . No Redemption.........  $116    $104    $104    $117    $105    $105     --      --      --
10 Years*
 . Redemption............  $190    $188    $225    $192    $190    $227     --      --      --
 . No Redemption.........  $190    $188    $225    $192    $190    $227     --      --      --
                          International Equity                             Multi-Season Growth
                                  Fund            Micro-Cap Equity Fund           Fund
                         ----------------------- ----------------------- -----------------------
                         Class A Class B Class C Class A Class B Class C Class A Class B Class C
                         Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption............  $ 67    $ 72    $ 30    $ 70    $ 75    $ 33    $ 67    $ 71    $ 30
 . No Redemption.........  $ 67    $ 20    $ 20    $ 70    $ 23    $ 23    $ 67    $ 20    $ 20
3 Years
 . Redemption............  $ 93    $ 96    $ 63    $101    $104    $ 71    $ 91    $ 95    $ 62
 . No Redemption.........  $ 93    $ 63    $ 63    $101    $ 71    $ 71    $ 91    $ 62    $ 62
5 Years
 . Redemption............  $120    $131    $108    $134    $145    $122    $118    $129    $106
 . No Redemption.........  $120    $108    $108    $134    $122    $122    $118    $106    $106
10 Years*
 . Redemption............  $198    $196    $234    $228    $226    $262    $194    $192    $229
 . No Redemption.........  $198    $196    $234    $228    $226    $262    $194    $192    $229
                                                   Real Estate Equity
                               NetNet Fund           Investment Fund      Small-Cap Value Fund
                         ----------------------- ----------------------- -----------------------
                         Class A Class B Class C Class A Class B Class C Class A Class B Class C
                         Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption............  $ 70    $ 75    $ 34    $ 67    $ 72    $ 31    $ 67    $ 72    $ 31
 . No Redemption.........  $ 70    $ 24    $ 24    $ 67    $ 21    $ 21    $ 67    $ 21    $ 21
3 Years
 . Redemption............  $102    $105    $ 72    $ 93    $ 97    $ 64    $ 93    $ 96    $ 63
 . No Redemption.........  $102    $ 72    $ 72    $ 93    $ 64    $ 64    $ 93    $ 63    $ 63
5 Years
 . Redemption............  $136    $147    $124    $122    $133    $110    $121    $132    $109
 . No Redemption.........  $136    $124    $124    $122    $110    $110    $121    $109    $109
10 Years*
 . Redemption............  $231    $229    $266    $202    $200    $237    $201    $198    $236
 . No Redemption.........  $231    $229    $266    $202    $200    $237    $201    $198    $236

                              Small Company                               Framlington Emerging
                               Growth Fund             Value Fund             Markets Fund
                         ----------------------- ----------------------- -----------------------
                         Class A Class B Class C Class A Class B Class C Class A Class B Class C
                         Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption............  $ 67    $ 71    $ 30    $ 67    $ 72    $ 31    $ 73    $ 77    $ 36
 . No Redemption.........  $ 67    $ 20    $ 20    $ 67    $ 21    $ 21    $ 73    $ 26    $ 26
3 Years
 . Redemption............  $ 91    $ 94    $ 61    $ 92    $ 95    $ 63    $109    $112    $ 80
 . No Redemption.........  $ 91    $ 61    $ 61    $ 92    $ 63    $ 63    $109    $ 80    $ 80
5 Years
 . Redemption............  $118    $129    $105    $120    $129    $107    $148    $160    $137
 . No Redemption.........  $118    $105    $105    $120    $107    $107    $148    $137    $137
10 Years*
 . Redemption............  $193    $191    $228    $197    $195    $232    $258    $256    $292
 . No Redemption.........  $193    $191    $228    $197    $195    $232    $258    $256    $292

                                                                               Framlington
                           Framlington Global          Framlington        International Growth
                         Financial Services Fund     Healthcare Fund              Fund
                         ----------------------- ----------------------- -----------------------
                         Class A Class B Class C Class A Class B Class C Class A Class B Class C
                         Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption............   $69    $ 73     $32    $ 70    $ 75    $ 34    $ 70    $ 75    $ 34
 . No Redemption.........   $69    $ 22     $22    $ 70    $ 24    $ 24    $ 70    $ 24    $ 24
3 Years
 . Redemption............   $98    $101     $68    $102    $105    $ 73    $102    $105    $ 73
 . No Redemption.........   $98    $ 68     $68    $102    $ 73    $ 73    $102    $ 73    $ 73
5 Years
 . Redemption............   --      --      --     $137    $148    $125    $137    $148    $125
 . No Redemption.........   --      --      --     $137    $125    $125    $137    $125    $125
10 Years*
 . Redemption............   --      --      --     $233    $231    $268    $233    $231    $268
 . No Redemption ........   --      --      --     $233    $231    $268    $233    $231    $268

-------
*Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) six years after purchase. Class B Shares of the Munder Funds purchased on or before June 27, 1995 are subject to a different CDSC schedule. See "REDEMPTIONS OF SHARES- What Price Do I Receive for Redeemed Shares?"

                                 CDSC WAIVERS

   The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?-- CDSC Waivers" section in the prospectus is deleted in its entirety and replaced with the following:

   CDSC Waivers. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

  . redemptions made within one year after the death of a shareholder or registered joint owner

  . minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2

  .  involuntary redemptions made by the Fund

  . redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

   We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

  . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 and after the eighteen month anniversary of the purchase of Fund shares.

   Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares acquired in an exchange of shares of another Fund of the Company or the Trust that were purchased on or before June 27, 1995.

   We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                       Supplement Dated August 10, 1999
                     to Prospectus Dated October 27, 1998
                              Class K Shares of:

Munder Balanced Fund, Munder Growth & Income Fund, Munder Growth Opportunities
 Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-
  Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity
   Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare
 Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government
  Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder
     Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund

     CHANGE OF INVESTMENT OBJECTIVE AND POLICIES FOR MICRO-CAP EQUITY FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Micro-Cap Equity Fund from long term capital appreciation to capital appreciation and approved certain changes to the Fund's investment policies, as set forth below. The description of the Micro-Cap Equity Fund in the prospectus is hereby deleted in its entirety and replaced with the following:

   GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation. It invests primarily in Equity Securities of small capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization within the market capitalization range of companies included in the Wilshire Micro-Cap Index. As of the date of this Supplement, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

The Advisor will choose companies that:

  . present the ability to grow significantly

  . may benefit from changes in technology, regulations and industry sector trends

  . are still in the developmental stage and may have limited product lines.

   There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies.

   PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

             CHANGE OF INVESTMENT POLICY FOR SMALL-CAP VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment policy of the Small-Cap Value Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the second paragraph of the description of the Small-Cap Value Fund in the prospectus is hereby deleted and replaced with the following:

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations within the market capitalization range of companies included in the Russell 2000 Index. As of the date of this Supplement, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

   The Boards of Directors/Trustees of The Munder Funds have approved the following addition to the above-referenced provision of the prospectus:

   The Equity Funds may from time to time engage in short-term trading in Equity Securities, including initial public offerings. Such short-term trading may result in increased transaction costs and expenses and the realization of short-term capital gains and losses.

                   REVISED FUND EXPENSES FOR INDEX 500 FUND

   Effective August 16, 1999, Munder Capital Management terminated the voluntary investment advisory fee waiver with respect to the Index 500 Fund. Accordingly, the information with respect to the Index 500 Fund in the sections of the Prospectus captioned "Fund Operating Expenses" and "Example" are hereby deleted and replaced with the following:

   The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The expenses shown below are based on expenses for the Fund's past fiscal year.

      ANNUAL FUND OPERATING EXPENSES
      (as a % of average net assets)
      ------------------------------
      Advisory Fees........................................................ .12%
      Shareholder Servicing Fees........................................... .25%
      Other Expenses....................................................... .23%
                                                                            ----
      Total Fund Operating Expenses........................................ .60%
                                                                            ====

   This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
      Index 500 Fund............................  $ 6     $19     $34     $75

 CHANGE OF INVESTMENT ADVISOR FOR INTERNATIONAL EQUITY FUND AND INDEX 500 FUND

   Effective August 3, 1999, the Boards of Directors/Trustees of The Munder Funds, Inc. and The Munder Funds Trust has approved World Asset Management, Inc. ("WAM") as investment advisor to the International Equity Fund and the Index 500 Fund.

   WAM, with its principal offices at 225 East Brown Street, Birmingham, Michigan 48009-6208, is a wholly-owned subsidiary of Munder Capital Management. As of June 30, 1999, WAM had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

   WAM is entitled to receive an annual fee equal to .20% of the first $250 million of the Index 500 Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million and 0.75% of the International Equity Fund's average daily net assets.

                ADDITION OF CO-MANAGER FOR GROWTH & INCOME FUND

   Geoffrey A. Wilson has been appointed co-manager of the Growth & Income Fund. Mr. Wilson is a Senior Portfolio Manager of the Advisor and has managed individual, foundation and endowment portfolios in the Advisor's Private Management Group since 1985.

              ADDITION OF CO-MANAGER FOR MULTI-SEASON GROWTH FUND

   John P. Richardson has been appointed co-manager of the Multi-Season Growth Fund. Mr. Richardson, Senior Partner & Director of Equity Portfolio Management, has managed equity and balanced portfolios since joining the Advisor in 1985.

                 PORTFOLIO MANAGEMENT OF SMALL-CAP VALUE FUND

   Edward Eberle and Brian Wall jointly manage the Fund. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995).

                 ADDITION OF CO-MANAGER FOR TAX-FREE BOND FUND

   Roger A. Soderstrom has been appointed co-manager of the Tax-Free Bond Fund. Mr. Soderstrom has been a Senior Portfolio Manager with the Advisor since 1997. Prior to joining the Advisor in 1997, Mr. Soderstrom managed the core fixed income portfolio at Foremost Corporation of America (1987-1997).

                      PORTFOLIO MANAGEMENT OF VALUE FUND

   Gerald Seizert and John S. Adams jointly manage the Fund. Mr. Seizert, a Chief Investment Officer-Equities of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Adams is a Senior Portfolio Manager of the Advisor and has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the advisor since 1987.

  CHANGE OF NAME AND INVESTMENT POLICIES FOR TAX-FREE INTERMEDIATE BOND FUND

   The Board of Trustees of The Munder Funds Trust has changed the name of the Tax-Free Intermediate Bond Fund to the Tax-Free Short-Intermediate Bond Fund, and approved certain changes to the Fund's investment policies, as set forth below. The section of the prospectus entitled "Goal and Principal Investments" for the Tax-Free Intermediate Bond Fund is deleted in its entirety and replaced with the following:

                     TAX-FREE SHORT-INTERMEDIATE BOND FUND

   GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.

  . The Fund invests in Michigan Municipal Obligations from time to time.

  . The Fund generally buys obligations with remaining maturities of five years or less.

  . The Fund's dollar-weighted average maturity will generally be between two and five years.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                       Supplement Dated August 10, 1999
                     to Prospectus Dated October 27, 1998
                              Class Y Shares of:

Munder Balanced Fund, Munder Growth & Income Fund, Munder Growth Opportunities
 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder
    Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare
 Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government
  Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund,
   Munder Tax-Free Intermediate Bond Fund, Munder Short Term Treasury Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money
            Market Fund and Munder U.S. Treasury Money Market Fund

     CHANGE OF INVESTMENT OBJECTIVE AND POLICIES FOR MICRO-CAP EQUITY FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Munder Micro-Cap Equity Fund from long term capital appreciation to capital appreciation and approved certain changes to the Fund's investment policies, as set forth below. The description of the Munder Micro-Cap Equity Fund in the prospectus is hereby deleted in its entirety and replaced with the following:

   GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation. It invests primarily in Equity Securities of small capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization within the market capitalization range of companies included in the Wilshire Micro-Cap Index. As of the date of this Supplement, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

   The Advisor will choose companies that:

  . present the ability to grow significantly

  . may benefit from changes in technology, regulations and industry sector trends

  . are still in the developmental stage and may have limited product lines.

   There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies.

   PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

             CHANGE OF INVESTMENT POLICY FOR SMALL-CAP VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment policy of the Munder Small-Cap Value Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the second paragraph of the description of the Munder Small-Cap Value Fund in the prospectus is hereby deleted and replaced with the following:

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations within the market capitalization range of companies included in the Russell 2000 Index. As of the date of this Supplement, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

   The Boards of Directors/Trustees of The Munder Funds have approved the following addition to the above-referenced provision of the prospectus:

   The Equity Funds may from time to time engage in short-term trading in Equity Securities, including initial public offerings. Such short-term trading may result in increased transaction costs and expenses and the realization of short-term capital gains and losses.

          CHANGE OF INVESTMENT ADVISOR FOR INTERNATIONAL EQUITY FUND

   Effective August 3, 1999, the Board of Directors of The Munder Funds, Inc. has approved World Asset Management, Inc. ("WAM") as investment advisor to the Fund.

   WAM, with its principal offices at 255 East Brown Street, Birmingham, Michigan 48009-6208, is a wholly-owned subsidiary of Munder Capital Management. As of June 30, 1999, WAM had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

   WAM is entitled to receive an annual fee equal to 0.75% of the International Equity Fund's average daily net assets.

                ADDITION OF CO-MANAGER FOR GROWTH & INCOME FUND

   Geoffrey A. Wilson has been appointed co-manager of the Growth & Income Fund. Mr. Wilson is a Senior Portfolio Manager of the Advisor and has managed individual, foundation and endowment portfolios in the Advisor's Private Management Group since 1985.

              ADDITION OF CO-MANAGER FOR MULTI-SEASON GROWTH FUND

   John P. Richardson has been appointed co-manager of the Multi-Season Growth Fund. Mr. Richardson, Senior Partner & Director of Equity Portfolio Management, has managed equity and balanced portfolios since joining the Advisor in 1985.

                 PORTFOLIO MANAGEMENT OF SMALL-CAP VALUE FUND

   Edward Eberle and Brian Wall jointly manage the Fund. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995).

                 ADDITION OF CO-MANAGER FOR TAX-FREE BOND FUND

   Roger A. Soderstrom has been appointed co-manager of the Tax-Free Bond Fund. Mr. Soderstrom has been a Senior Portfolio Manager with the Advisor since 1997. Prior to joining the Advisor in 1997, Mr. Soderstrom managed the core fixed income portfolio at Foremost Corporation of America (1987-1997).

                      PORTFOLIO MANAGEMENT OF VALUE FUND

   Gerald Seizert and John S. Adams jointly manage the Fund. Mr. Seizert, a Chief Investment Officer-Equities of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Adams is a Senior Portfolio Manager of the Advisor and has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the advisor since 1987.

  CHANGE OF NAME AND INVESTMENT POLICIES FOR TAX-FREE INTERMEDIATE BOND FUND

   The Board of Trustees of The Munder Funds Trust has changed the name of the Tax-Free Intermediate Bond Fund to the Tax-Free Short-Intermediate Bond Fund, and approved certain changes to the Fund's investment policies, as set forth below. The section of the prospectus entitled "Goal and Principal Investments" for the Tax-Free Intermediate Bond Fund is deleted in its entirety and replaced with the following:

                     TAX-FREE SHORT-INTERMEDIATE BOND FUND

   GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.

  . The Fund invests in Michigan Municipal Obligations from time to time.

  . The Fund generally buys obligations with remaining maturities of five years or less.

  . The Fund's dollar-weighted average maturity will generally be between two and five years.

                               CHANGE OF ADDRESS

   Please send your Account Application by mail to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                       Supplement Dated August 10, 1999
                     to Prospectus Dated October 27, 1998
                          Class A, B and C Shares of:

  Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond
                                     Fund,
Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder
                              Tax-Free Bond Fund
                  and Munder Tax-Free Intermediate Bond Fund

         RESTRICTIONS ON EXCESSIVE PURCHASE AND EXCHANGE TRANSACTIONS

   The Funds have determined to institute the following amendment to their policies concerning purchase and exchange transactions in order to limit excessive trading in shares of the Funds:

   The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

   Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy. Please see "How Can I Exchange Shares?" in the prospectus for additional information concerning exchanges.

                 ADDITION OF CO-MANAGER FOR TAX-FREE BOND FUND

   Roger A. Soderstrom has been appointed co-manager of the Tax-Free Bond Fund. Mr. Soderstrom has been a Senior Portfolio Manager with the Advisor since 1997. Prior to joining the Advisor in 1997, Mr. Soderstrom managed the core fixed income portfolio at Foremost Corporation of America (1987-1997).

  CHANGE OF NAME AND INVESTMENT POLICIES FOR TAX-FREE INTERMEDIATE BOND FUND

   The Board of Trustees of The Munder Funds Trust has changed the name of the Tax-Free Intermediate Bond Fund to the Tax-Free Short-Intermediate Bond Fund, and approved certain changes to the Fund's investment policies, as set forth below. The section of the prospectus entitled "Goal and Principal Investments" for the Tax-Free Intermediate Bond Fund is deleted in its entirety and replaced with the following:

                     TAX-FREE SHORT-INTERMEDIATE BOND FUND

   GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.

  . The Fund invests in Michigan Municipal Obligations from time to time.

  . The Fund generally buys obligations with remaining maturities of five years or less.

  . The Fund's dollar-weighted average maturity will generally be between two and five years.

                               CHANGE OF ADDRESS

   Please send your Account Application, exchange order or redemption request by mail to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

                                    EXAMPLE

   The "EXAMPLE" section in the prospectus is hereby deleted in its entirety and replaced with the following:

   This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return, (2) redemption at the end of the time period (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time period. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                                                                              International
                                Bond Fund        Intermediate Bond Fund         Bond Fund
                         ----------------------- ----------------------- -----------------------
                         Class A Class B Class C Class A Class B Class C Class A Class B Class C
                         Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 .Redemption.............  $ 49    $ 69    $ 28    $ 49    $ 69    $ 27    $ 51    $ 71    $ 29
 .No Redemption..........  $ 49    $ 18    $ 18    $ 49    $ 17    $ 17    $ 51    $ 19    $ 19
3 Years
 .Redemption.............  $ 69    $ 87    $ 54    $ 69    $ 86    $ 53    $ 74    $ 92    $ 59
 .No Redemption..........  $ 69    $ 54    $ 54    $ 69    $ 53    $ 53    $ 74    $ 59    $ 59
5 Years
 .Redemption.............  $ 91    $117    $ 93    $ 90    $115    $ 91    $ 99    $124    $101
 .No Redemption..........  $ 91    $ 93    $ 93    $ 90    $ 91    $ 91    $ 99    $101    $101
10 Years*
 .Redemption.............  $154    $164    $203    $150    $161    $199    $170    $181    $219
 .No Redemption..........  $154    $164    $203    $150    $161    $199    $170    $181    $219
                             U.S. Government            Michigan                Tax-Free
                               Income Fund         Tax-Free Bond Fund           Bond Fund
                         ----------------------- ----------------------- -----------------------
                         Class A Class B Class C Class A Class B Class C Class A Class B Class C
                         Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares  Shares
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 .Redemption.............  $ 49    $ 69    $ 28    $ 50    $ 69    $ 28    $ 49    $ 69    $ 27
 .No Redemption..........  $ 49    $ 18    $ 18    $ 50    $ 18    $ 18    $ 49    $ 17    $ 17
3 Years
 .Redemption.............  $ 69    $ 86    $ 53    $ 70    $ 88    $ 55    $ 69    $ 86    $ 53
 .No Redemption..........  $ 69    $ 53    $ 53    $ 70    $ 55    $ 55    $ 69    $ 53    $ 53
5 Years
 .Redemption.............  $ 90    $116    $ 92    $ 92    $118    $ 94    $ 90    $115    $ 91
 .No Redemption..........  $ 90    $ 92    $ 92    $ 92    $ 94    $ 94    $ 90    $ 91    $ 91
10 Years*
 .Redemption.............  $151    $162    $200    $156    $166    $205    $150    $161    $199
 .No Redemption..........  $151    $162    $200    $156    $166    $205    $150    $161    $199
                             Tax-Free Short-
                         Intermediate Bond Fund
                         -----------------------
                         Class A Class B Class C
                         Shares  Shares  Shares
                         ------- ------- -------
1 Year
 .Redemption.............  $ 49    $ 69    $ 28
 .No Redemption..........  $ 49    $ 18    $ 18
3 Years
 .Redemption.............  $ 69    $ 86    $ 53
 .No Redemption..........  $ 69    $ 53    $ 53
5 Years
 .Redemption.............  $ 90    $116    $ 92
 .No Redemption..........  $ 90    $ 92    $ 92
10 Years*
 .Redemption.............  $151    $162    $200
 .No Redemption..........  $151    $162    $200

-------
* Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) six years after purchase. Class B Shares of the Munder Funds purchased on or before June 27, 1995 are subject to a different CDSC schedule. See "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?"

                                 CDSC WAIVERS

   The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?-- CDSC Waivers" section in the prospectus is deleted in its entirety and replaced with the following:

   CDSC Waivers. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

  . redemptions made within one year after the death of a shareholder or registered joint owner

  . minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2

  . involuntary redemptions made by the Fund

  . redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

   We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

  . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 and after the eighteen month anniversary of the purchase of Fund shares.

   Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995.

   We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is record kept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is record kept on a daily valuation basis by an independent record keeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Record keeping Service Agreement.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                       Supplement Dated August 10, 1999
                     to Prospectus Dated October 27, 1998
                          Class A, B and C Shares of:

                           The Munder Index 500 Fund

                             REVISED FUND EXPENSES

   Effective August 16, 1999, Munder Capital Management terminated the voluntary investment advisory fee waiver with respect to the Fund. Accordingly, the information in the sections of the prospectus captioned "Fund Operating Expenses" and "Example" are hereby deleted and replaced with the following:

   The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, auditors, legal counsel and service providers (such as the Advisor), registration fees and distribution fees. The expenses shown below are based on expenses for the Fund's past fiscal year. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.

      ANNUAL FUND OPERATING EXPENSES                     Class A Class B Class C
      (as a % of average net assets)                     Shares  Shares  Shares
      ------------------------------                     ------- ------- -------
      Advisory Fees.....................................  .12%    .12%     .12%
      12b-1 Fees (after waivers)........................  .15%+   .50%+   1.00%
      Other Expenses....................................  .23%    .23%     .23%
                                                          ----    ----    -----
      Total Fund Operating Expenses.....................  .50%+   .85%+   1.35%
                                                          ====    ====    =====

-------
+The Distributor expects to voluntarily waive a portion of its Rule 12b-1 fees with respect to Class A Shares and Class B Shares. Class A Shares of the Fund pay a Rule 12b-1 fee up to .25% of the value of average daily net assets and Class B Shares of the Fund pay a Rule 12b-1 fee of up to 1.00% of the value of average daily net assets. The Distributor may discontinue such waivers at any time in its sole discretion. Without waivers the ratio of 12b-1 fees to average daily net assets would be .25% for Class A Shares and 1.00% for Class B Shares. Without waivers total operating expenses would be .60% for Class A Shares and 1.35% for Class B Shares.

   This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return, (2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time periods. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                                                         Class A Class B Class C
                                                         Shares  Shares  Shares
                                                         ------- ------- -------
      1 Year
      . Redemption......................................   $30     $39    $ 24
      . No Redemption...................................   $30     $ 8    $ 14
      3 Years
      . Redemption......................................   $41     $48    $ 43
      . No Redemption...................................   $41     $25    $ 43
      5 Years
      . Redemption......................................   $52     $57    $ 74
      . No Redemption...................................   $52     $45    $ 74
      10 Years
      . Redemption......................................   $87     $83    $163
      . No Redemption...................................   $87     $83    $163

-------
*Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) six years after purchase. Class B Shares of the Munder Funds purchased on or before June 27, 1995 are subject to a different CDSC schedule. See "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?"

         RESTRICTIONS ON EXCESSIVE PURCHASE AND EXCHANGE TRANSACTIONS

   The Fund has determined to institute the following amendment to their policies concerning purchase and exchange transactions in order to limit excessive trading in shares of the Fund:

   The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. The Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If the Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

   Additionally, in no event will the Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy. Please see "How Can I Exchange Shares?" in the prospectus for additional information concerning exchanges.

                         CHANGE OF INVESTMENT ADVISOR

   Effective August 3, 1999, the Board of Trustees of The Munder Funds Trust has approved World Asset Management, Inc. ("WAM") as investment advisor to the Fund.

   WAM, with its principal offices at 255 East Brown Street, Birmingham, Michigan 48009-6208, is a wholly-owned subsidiary of Munder Capital Management. As of June 30, 1999, WAM had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

   WAM is entitled to receive an annual fee equal to .20% of the first $250 million of the Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million.

                                FUND HIGHLIGHTS

   The "FUND HIGHLIGHTS--What Are the Key Facts Regarding the Fund?--What are the options for investment in the Funds?" section in the prospectus is hereby deleted in its entirety and replaced with the following:

Q:What are the options for investment in the Fund?

A:The Fund has registered five classes of shares: Class A, B, C, K and Y. Class K and Y Shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses. Class C Shares are not currently offered for sale.

                                       Maximum Front              Maximum
      Class      Rule 12b-1 Fees*     End Sales Load**            CDSC***
      -----      ----------------     ----------------            -------
      Class A         0.15%                 2.5%           None+
      Class B         0.50%                 None           3%
      Class C         1%                    None           1%, if redeemed within
                                                           1 year of purchase

-------
*An annual fee for distributing shares and servicing shareholder accounts paid based on the Fund's average daily net assets.
**A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.
***A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.
+A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within 1 year of purchase.

   (i) If you invest over $250,000, you must buy Class A or Class C Shares.
(ii) Class B Shares convert automatically to Class A Shares after six years. Due to the level of Rule 12b-1 fees and the CDSC on Class B Shares versus Class A or Class C Shares, both (i) and (ii) above are to your economic benefit.

                               CHANGE OF ADDRESS

   Please send your Account Application, exchange order or redemption request by mail to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

                                 CDSC WAIVERS

   The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?-- CDSC Waivers" section in the prospectus is deleted in its entirety and replaced with the following:

   CDSC Waivers. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

  . redemptions made within one year after the death of a shareholder or registered joint owner

  . minimum required distributions made from an IRA or other individual retirement plan account after you reach
   age 70 1/2

  . involuntary redemptions made by the Fund

  . redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

   We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

  . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

   Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares acquired in an exchange of shares of another Fund of the Company or the Trust that were purchased on or before June 27, 1995.

   We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                       Supplement Dated August 10, 1999
                     to Prospectus Dated October 27, 1998
                              Class Y Shares of:

                           The Munder Index 500 Fund

                             REVISED FUND EXPENSES

   Effective August 16, 1999, Munder Capital Management terminated the voluntary investment advisory fee waiver with respect to the Fund. Accordingly, the information in the sections of the Prospectus captioned "Fund Operating Expenses" and "Example" are hereby deleted and replaced with the following:

   The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The expenses shown below are based on expenses for the Fund's past fiscal year.

      ANNUAL FUND OPERATING EXPENSES
      (as a % of average net assets)
      ------------------------------
      Advisory Fees........................................................ .12%
      Other Expenses....................................................... .23%
                                                                            ----
      Total Fund Operating Expenses........................................ .35%
                                                                            ====

   This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
      Index 500 Fund............................   $4     $11     $20     $45

                         CHANGE OF INVESTMENT ADVISOR

   Effective August 3, 1999, the Board of Trustees of The Munder Funds Trust has approved World Asset Management, Inc. ("WAM") as investment advisor to the Fund.

   WAM, with its principal offices at 255 East Brown Street, Birmingham, Michigan 48009-6208, is a wholly-owned subsidiary of Munder Capital Management. As of June 30, 1999, WAM had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

   WAM is entitled to receive an annual fee equal to .20% of the first $250 million of the Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million.

                               CHANGE OF ADDRESS

   Please send your Account Application by mail to: The Munder Funds, c/o First Data Investor Services Group, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                       Supplement Dated August 10, 1999
         to Statement of Additional Information dated October 27, 1998

Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Short Term Treasury Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund


 CHANGE OF INVESTMENT ADVISOR FOR INTERNATIONAL EQUITY FUND AND INDEX 500 FUND

     Effective August 3, 1999, the Boards of Directors/Trustees of The Munder Funds, Inc. and The Munder Funds Trust has approved World Asset Management, Inc. ("WAM") as investment advisor to the International Equity Fund and the Index 500 Fund.

     WAM, with its principal offices at 255 East Brown Street, Birmingham, Michigan 48009-6208, is a wholly-owned subsidiary of Munder Capital Management. As of June 30, 1999, WAM had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

     WAM is entitled to receive an annual fee equal to .20% of the first $250 million of the Index 500 Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million and 0.75% of the International Equity Fund's average daily net assets.


                         INVESTMENT ADVISORY AGREEMENT

     The second paragraph of the "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS" section in the Statement of Additional Information is deleted in its entirety and replaced with the following:

     The Funds have entered into Investment Advisory Agreements (the "Advisory Agreements") with the Advisor on behalf of each Fund of the Company, the Trust and Framlington. The Advisory Agreements have been approved by the Boards of Directors/Trustees and by the shareholders of each Fund.